Initial Public Offering - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 08, 2022	Feb. 13, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share			$ 10.00
Payment of underwriting discount		$ 9,660	$ 5,520
Additional fee payable			$ 9,660
Warrants expiration term			5 years
Warrants upon redemption, description			the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price of the Warrants will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
GEM Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights issued during the period	3,397,923
Class of warrants or rights issued Strike price per share	$ 10.00
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Redemption price per share			$ 0.01
Share issue price per shares			$ 18.00
Warrants upon redemption, description			if, and only if, the last reported closing price of the Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share			$ 9.20
Redemption price per share			18.00
Warrant exercisable price			9.20
Public Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Share issue price per shares			$ 9.20
Percentage of equity proceeds			60.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued		27,600,000
Sale of stock price per share		$ 10.00
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued		3,600,000	27,600,000
Warrant
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share		$ 11.50	$ 0.0001
Warrant exercisable price		$ 11.50	$ 0.0001